6. RISKS (Details 5) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 32,918	$ 36,112
Borrowings	95,832	123,985
Total	128,750	160,097
Less than three months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	12,412	17,778
Borrowings	4,217	20,576
Total	16,629	38,354
Three months to one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	20,072	8,865
Borrowings	12,007	19,102
Total	32,079	27,967
One to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	334	326
Borrowings	9,130	6,151
Total	9,464	6,477
Two to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	100	180
Borrowings	33,634	24,545
Total	33,734	24,725
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Borrowings	36,844	44,647
Total	$ 36,844	44,647
Without established term
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables		8,963
Borrowings		8,964
Total		$ 17,927